STOCK COMPENSATION PLAN (Tables) - Branded Online Inc dba Nogin [Member]	12 Months Ended
Dec. 31, 2021
Summary of Stock Options
Summary information related to stock options outstanding as of December 31, 2021, 2020 and 2019 is as follows:

Outstanding Stock Options
Outstanding at January 1, 2019	54,470
Granted	—
Exercised	—
Forfeited / Terminated	—

Outstanding at December 31, 2019	54,470
Granted	191,590
Exercised	—
Forfeited / Terminated	(25,000)

Outstanding at December 31, 2020	221,060

Granted	—
Exercised	—
Forfeited / Terminated	(25,000)

Outstanding at December 31, 2021	196,060

Summary of the Fair Market Value for Awards Granted
The following table summarizes the assumptions used in the calculation of the fair market value for awards granted during the year ended December 31, 2020:
Valuations assumptions

Expected dividend yield	0%
Expected volatility	47%
Expected term (years)	6
Risk-free interest rate	1.35%